UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08367

EVERGREEN MUNICIPAL TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  3/31, 5/31, 8/31

Date of reporting period:  7/1/2008 - 6/30/2009

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Municipal Trust
(the "Registrant"):

Evergreen State Municipal Bond Funds (FYE 3/31)
	Evergreen California Municipal Bond Fund
	Evergreen Pennsylvania Municipal Bond Fund

Evergreen National Municipal Bond Funds (FYE 5/31)
	Evergreen High Income Municipal Bond Fund
	Evergreen Municipal Bond Fund
	Evergreen Short-Intermediate Municipal Bond Fund
	Evergreen Strategic Municipal Bond Fund

Evergreen Southern State Municipal Bond Funds (FYE 8/31)
	Evergreen North Carolina Municipal Bond Fund

The Registrant, including all of its series listed above, held no securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, has no proxy votes to report.





                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


			EVERGREEN MUNICIPAL TRUST
			By:   /s/ W. Douglas Munn
			---------------------------------------
				W. Douglas Munn
				President
				(Chief Executive Officer)

Date:  August 24, 2009
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